Supplemental Guarantor Financial Information	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
Condensed Financial Information of Parent Company Only Disclosure [Abstract]
Supplemental Guarantor Financial Information
Note 13.	Supplemental Guarantor Financial Information

In October 2014, Halyard Health, Inc. (referred to below as the “Parent”) issued the Notes (described in Note 4, “Long-Term Debt”). The Notes are guaranteed, jointly and severally, by each of our domestic subsidiaries that guarantees the Revolving Credit Facility and the Term Loan Facility (each, a “Guarantor Subsidiary” and collectively, the “Guarantor Subsidiaries”). The guarantees are full and unconditional, subject to certain customary release provisions, as defined in the Indenture dated October 17, 2014. Each Guarantor Subsidiary is directly or indirectly 100% owned by Halyard Health, Inc. Each of the guarantees of the Notes is a general unsecured obligation of each Guarantor and ranks equally in right of payment with all existing and future indebtedness and all other obligations (except subordinated indebtedness) of each Guarantor.

The following condensed consolidating balance sheets as of March 31, 2015 and December 31, 2014 and the condensed consolidating statements of income and cash flows for each of the three months ended March 31, 2015 and 2014 provide condensed consolidating information for Halyard Health, Inc. (“Parent”), the Guarantor Subsidiaries on a combined basis, the Non-Guarantor subsidiaries on a combined basis and the Parent and its subsidiaries on a consolidating basis.

The Parent and the Guarantor Subsidiaries use the equity method of accounting to reflect ownership interests in subsidiaries, which are eliminated upon consolidation. Eliminating entries in the following condensed consolidating financial information represent adjustments to (i) eliminate intercompany transactions between or among the Parent, the Guarantor Subsidiaries and the non-guarantor subsidiaries and (ii) eliminate the investments in subsidiaries.

HALYARD HEALTH, INC. AND SUBSIDIARIES

CONDENSED CONSOLIDATING INCOME AND COMPREHENSIVE INCOME STATEMENTS

(in millions)

		Three Months Ended March 31, 2015

	Parent	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
Net Sales	$—	$360.3	$113.7	$(79.8)	$394.2
Cost of products sold	—	243.6	98.3	(79.8)	262.1

Gross Profit	—	116.7	15.4	—	132.1
Research and development expenses	—	6.0	—	—	6.0
Selling and general expenses	9.1	73.2	14.9	—	97.2
Other (income) expense, net	(0.2)	2.3	(14.1)	—	(12.0)

Operating (Loss) Profit	(8.9)	35.2	14.6	—	40.9
Interest income	—	—	0.1	—	0.1
Interest expense	(7.8)	(0.3)	(0.2)	—	(8.3)

(Loss) Income Before Income Taxes	(16.7)	34.9	14.5	—	32.7
Provision for income taxes	—	(5.5)	(5.5)	—	(11.0)
Equity in earnings of consolidated subsidiaries	38.4	13.2	—	(51.6)	—

Net Income	21.7	42.6	9.0	(51.6)	21.7
Total other comprehensive loss, net of tax	—	(0.1)	(6.4)	—	(6.5)

Comprehensive Income	$21.7	$42.5	$2.6	$(51.6)	$15.2

HALYARD HEALTH, INC. AND SUBSIDIARIES

CONDENSED COMBINED CONSOLIDATING INCOME AND COMPREHENSIVE INCOME STATEMENTS

(in millions)

	Three Months Ended March 31, 2014

	Parent	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated and Combined
Net Sales	$—	$352.2	$158.2	$(99.7)	$410.7
Cost of products sold	—	233.7	121.7	(99.7)	255.7

Gross Profit	—	118.5	36.5	—	155.0
Research and development expenses	—	8.3	—	—	8.3
Selling and general expenses	—	71.7	13.8	—	85.5
Other income, net	—	(0.3)	(0.2)	—	(0.5)

Operating Profit	—	38.8	22.9	—	61.7
Interest income	—	0.8	0.2	—	1.0

Income Before Income Taxes	—	39.6	23.1	—	62.7
Provision for income taxes	—	(15.3)	(6.0)	—	(21.3)
Equity in earnings of consolidated subsidiaries	—	14.4	—	(14.4)	—

Net Income	$—	$38.7	$17.1	$(14.4)	$41.4
Total other comprehensive income, net of tax	—	0.7	4.3	—	5.0

Comprehensive Income	$—	$39.4	$21.4	$(14.4)	$46.4

HALYARD HEALTH, INC. AND SUBSIDIARIES

CONDENSED CONSOLIDATING BALANCE SHEETS

(in millions)

	As of March 31, 2015
	Parent	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
ASSETS
Current Assets
Cash and cash equivalents	$111.5	$1.1	$53.6	$—	$166.2
Accounts receivable, net	22.8	374.7	228.0	(399.0)	226.5
Inventories	—	254.7	38.3	—	293.0
Current deferred income taxes and other current assets	7.6	8.5	1.3	—	17.4

Total Current Assets	141.9	639.0	321.2	(399.0)	703.1
Property, Plant and Equipment, Net	—	221.9	59.9	—	281.8
Investment in Consolidated Subsidiaries	2,180.1	248.6	—	(2,428.7)	—
Goodwill	—	1,373.6	48.5	—	1,422.1
Other Intangible Assets	—	101.8	—	—	101.8
Other Assets	9.7	0.3	17.6	—	27.6

TOTAL ASSETS	$2,331.7	$2,585.2	$447.2	$(2,827.7)	$2,536.4

LIABILITIES AND EQUITY
Current Liabilities
Debt payable within one year	$3.9	$—	$—	$—	$3.9
Trade accounts payable	175.0	338.3	77.8	(399.0)	192.1
Accrued expenses	8.1	109.6	27.3	—	145.0

Total Current Liabilities	187.0	447.9	105.1	(399.0)	341.0
Long-Term Debt	631.4	—	—	—	631.4
Other Long-Term Liabilities	1.5	46.8	3.9	—	52.2

Total Liabilities	819.9	494.7	109.0	(399.0)	1,024.6
Total Equity	1,511.8	2,090.5	338.2	(2,428.7)	1,511.8

TOTAL LIABILITIES AND EQUITY	$2,331.7	$2,585.2	$447.2	$(2,827.7)	$2,536.4

HALYARD HEALTH, INC. AND SUBSIDIARIES

CONDENSED COMBINED CONSOLIDATING BALANCE SHEETS

(in millions)

	As of December 31, 2014
	Parent	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated and Combined
ASSETS
Current Assets
Cash and cash equivalents	$101.2	$3.9	$43.9	$—	$149.0
Accounts receivable, net	45.4	366.4	229.8	(407.7)	233.9
Inventories	—	244.1	39.0	—	283.1
Current deferred income taxes and other current assets	5.4	12.5	1.0	—	18.9

Total Current Assets	152.0	626.9	313.7	(407.7)	684.9
Property, Plant and Equipment, Net	—	216.7	61.1	—	277.8
Assets Held for Sale	—	—	2.6	—	2.6
Investment in Consolidated Subsidiaries	2,144.6	241.6	—	(2,386.2)	—
Goodwill	—	1,373.6	52.5	—	1,426.1
Other Intangible Assets, net	—	108.3	—	—	108.3
Other Assets	10.1	0.2	17.6	—	27.9

TOTAL ASSETS	$2,306.7	$2,567.3	$447.5	$(2,793.9)	$2,527.6

LIABILITIES AND EQUITY
Current Liabilities
Debt payable within one year	$3.9	$—	$—	$—	$3.9
Trade accounts payable	165.2	325.6	85.6	(407.7)	168.7
Accrued expenses	12.6	137.4	33.4	—	183.4

Total Current Liabilities	181.7	463.0	119.0	(407.7)	356.0
Long-Term Debt	632.3	—	—	—	632.3
Other Long-Term Liabilities	1.5	42.2	4.4	—	48.1

Total Liabilities	815.5	505.2	123.4	(407.7)	1,036.4
Total Equity	1,491.2	2,062.1	324.1	(2,386.2)	1,491.2

TOTAL LIABILITIES AND EQUITY	$2,306.7	$2,567.3	$447.5	$(2,793.9)	$2,527.6

HALYARD HEALTH, INC. AND SUBSIDIARIES

CONDENSED CONSOLIDATING STATEMENTS OF CASH FLOWS

(in millions)

	Three Months Ended March 31, 2015
	Parent	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
Operating Activities

Cash (Used in) Provided by Operating Activities	$(15.2)	$32.5	$22.4	$—	$39.7

Investing Activities
Capital expenditures	—	(23.3)	(4.4)	—	(27.7)
Proceeds from property dispositions	—	—	7.7	—	7.7

Cash (Used in) Provided by Investing Activities	—	(23.3)	3.3	—	(20.0)

Financing Activities
Intercompany contributions	26.6	(12.0)	(14.6)	—	—
Debt repayments	(1.0)	—	—	—	(1.0)

Cash Provided by (Used in) Financing Activities	25.6	(12.0)	(14.6)	—	(1.0)

Effect of Exchange Rate on Cash and Cash Equivalents	—	—	(1.5)	—	(1.5)

Increase (Decrease) in Cash and Cash Equivalents	10.4	(2.8)	9.6	—	17.2
Cash and Cash Equivalents, Beginning of Period	101.1	3.9	44.0	—	149.0

Cash and Cash Equivalents, End of Period	$111.5	$1.1	$53.6	$—	$166.2

HALYARD HEALTH, INC. AND SUBSIDIARIES

CONDENSED COMBINED CONSOLIDATING STATEMENTS OF CASH FLOWS

(in millions)

	Three Months Ended March 31, 2014
	Parent	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated and Combined
Operating Activities

Cash Provided by Operating Activities	$—	$12.4	$13.2	$—	$25.6

Investing Activities
Capital expenditures	—	(6.1)	(1.4)	—	(7.5)

Cash Used in Investing Activities	—	(6.1)	(1.4)	—	(7.5)

Financing Activities
Debt proceeds	—	—	0.3	—	0.3
Debt repayments	—	(2.9)	—	—	(2.9)
Change in Kimberly-Clark’s net investment	—	(5.4)	(19.0)	—	(24.4)
Other	—	0.9	—	—	0.9

Cash Used in Financing Activities	—	(7.4)	(18.7)	—	(26.1)

Effect of Exchange Rate on Cash and Cash Equivalents	—	(0.1)	(0.2)	—	(0.3)

Decrease in Cash and Cash Equivalents	—	(1.2)	(7.1)	—	(8.3)
Cash and Cash Equivalents, Beginning of Period	—	3.1	41.0	—	44.1

Cash and Cash Equivalents, End of Period	$—	$1.9	$33.9	$—	$35.8

Note 19.	Supplemental Guarantor Financial Information

In October 2014, Halyard Health, Inc. (referred to below as the “Parent”) issued the Notes (described in Note 9, “Debt”). The Notes are guaranteed, jointly and severally by each of our domestic subsidiaries that guarantee the Revolving Credit Facility and the Term Loan Facility (each, a “Guarantor Subsidiary” and collectively, the “Guarantor Subsidiaries”). The guarantees are full and unconditional, subject to certain customary release provisions, as defined in the Indenture dated October 17, 2014. Each Guarantor Subsidiary is directly or indirectly 100%-owned by Halyard Health, Inc. Each of the guarantees of the Notes is a general unsecured obligation of each Guarantor and ranks equally in right of payment with all existing and future indebtedness and all other obligations (except subordinated indebtedness) of each Guarantor.

The following condensed consolidating balance sheets as of December 31, 2014 and 2013 and the condensed consolidating statements of income and cash flows for each of the three years ended December 31, 2014, 2013 and 2012 provide condensed consolidating information for Halyard Health, Inc. (“Parent”), the Guarantor Subsidiaries on a combined basis, the Non-Guarantor subsidiaries on a combined basis and the Parent and its subsidiaries on a consolidated and combined basis.

The Parent and the Guarantor Subsidiaries use the equity method of accounting to reflect ownership interests in subsidiaries which are eliminated upon consolidation. Eliminating entries in the following condensed consolidating financial information represent adjustments to (i) eliminate intercompany transactions between or among the Parent, the Guarantor Subsidiaries and the non-guarantor subsidiaries and (ii) eliminate the investments in subsidiaries.

HALYARD HEALTH, INC. AND SUBSIDIARIES

CONDENSED COMBINED CONSOLIDATING INCOME AND COMPREHENSIVE INCOME STATEMENTS

(in millions)

	Year Ended December 31, 2014

	Parent	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Eliminations	Consolidated and Combined
Net Sales	$—	$1,455.0	$619.8	$(402.7)	$1,672.1
Cost of products sold	—	979.6	546.6	(402.7)	1,123.5

Gross Profit	—	475.4	73.2	—	548.6
Research and development expenses	—	33.6	—	—	33.6
Selling and general expenses	3.0	363.0	58.5	—	424.5
Other expense (income), net	0.1	—	(3.9)	—	(3.8)

Operating (Loss) Profit	(3.1)	78.8	18.6	—	94.3
Interest income	—	2.6	0.3	—	2.9
Interest expense	(5.2)	(0.7)	(0.1)	—	(6.0)

(Loss) Income Before Income Taxes	(8.3)	80.7	18.8	—	91.2
Provision for income taxes	—	(62.8)	(1.3)	—	(64.1)
Equity in earnings of consolidated subsidiaries	(6.2)	13.8	—	(7.6)	—

Net (Loss) Income	(14.5)	31.7	17.5	(7.6)	27.1
Total other comprehensive loss, net of tax	—	(0.9)	(9.9)	—	(10.8)

Comprehensive (Loss) Income	$(14.5)	$30.8	$7.6	$(7.6)	$16.3

HALYARD HEALTH, INC. AND SUBSIDIARIES

CONDENSED COMBINED CONSOLIDATING INCOME AND COMPREHENSIVE INCOME STATEMENTS

(in millions)

	Year Ended December 31, 2013

	Parent	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Eliminations	Consolidated and Combined
Net Sales	$—	$1,429.9	$663.6	$(416.0)	$1,677.5
Cost of products sold	—	974.9	506.4	(416.0)	1,065.3

Gross Profit	—	455.0	157.2	—	612.2
Research and development expenses	—	37.9	—	—	37.9
Selling and general expenses	—	295.4	56.0	—	351.4
Other income, net	—	(1.0)	(1.4)	—	(2.4)

Operating Profit	—	122.7	102.6	—	225.3
Interest income	—	2.5	0.1	—	2.6
Interest expense	—	—	(0.1)	—	(0.1)

Income Before Income Taxes	—	125.2	102.6	—	227.8
Provision for income taxes	—	(52.3)	(20.9)	—	(73.2)
Equity in earnings of consolidated subsidiaries	—	71.9	—	(71.9)	—

Net Income	—	144.8	81.7	(71.9)	154.6
Total other comprehensive loss	—	(4.2)	(25.5)	—	(29.7)

Comprehensive Income	$—	$140.6	$56.2	$(71.9)	$124.9

HALYARD HEALTH, INC. AND SUBSIDIARIES

CONDENSED COMBINED CONSOLIDATING INCOME AND COMPREHENSIVE INCOME STATEMENTS

(in millions)

	Year Ended December 31, 2012

	Parent	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Eliminations	Consolidated and Combined
Net Sales	$—	$1,426.5	$671.0	$(413.5)	$1,684.0
Cost of products sold	—	972.0	523.0	(413.5)	1,081.5

Gross Profit	—	454.5	148.0	—	602.5
Research and development expenses	—	35.8	(2.8)	—	33.0
Selling and general expenses	—	288.8	54.2	—	343.0
Other income, net	—	(1.1)	(0.4)	—	(1.5)

Operating Profit	—	131.0	97.0	—	228.0
Interest income	—	2.4	0.2	—	2.6
Interest expense	—	—	(0.8)	—	(0.8)

Income Before Income Taxes	—	133.4	96.4	—	229.8
Provision for income taxes	—	(54.4)	(22.8)	—	(77.2)
Equity in earnings of consolidated subsidiaries		63.8	—	(63.8)	—

Net Income	—	142.8	73.6	(63.8)	152.6
Total other comprehensive income	—	4.2	9.3	—	13.5

Comprehensive Income	$—	$147.0	$82.9	$(63.8)	$166.1

HALYARD HEALTH, INC. AND SUBSIDIARIES

CONDENSED COMBINED CONSOLIDATING BALANCE SHEETS

(in millions)

	As of December 31, 2014
	Parent	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated and Combined
ASSETS
Current Assets
Cash and cash equivalents	$101.2	$3.9	$43.9	$—	$149.0
Accounts receivable, net	45.4	366.4	229.8	(407.7)	233.9
Inventories	—	244.1	39.0	—	283.1
Current deferred income taxes and other current assets	5.4	12.5	1.0	—	18.9

Total Current Assets	152.0	626.9	313.7	(407.7)	684.9
Property, Plant and Equipment, Net	—	216.7	61.1	—	277.8
Assets Held for Sale	—	—	2.6	—	2.6
Investment in Consolidated Subsidiaries	2,144.6	241.6	—	(2,386.2)	—
Goodwill	—	1,373.6	52.5	—	1,426.1
Other Intangible Assets, net	—	108.3	—	—	108.3
Other Assets	10.1	0.2	17.6	—	27.9

TOTAL ASSETS	$2,306.7	$2,567.3	$447.5	$(2,793.9)	$2,527.6

LIABILITIES AND EQUITY
Current Liabilities
Debt payable within one year	$3.9	$—	$—	$—	$3.9
Trade accounts payable	165.2	325.6	85.6	(407.7)	168.7
Accrued expenses	12.6	137.4	33.4	—	183.4

Total Current Liabilities	181.7	463.0	119.0	(407.7)	356.0
Long-Term Debt	632.3	—	—	—	632.3
Other Long-Term Liabilities	1.5	42.2	4.4	—	48.1

Total Liabilities	815.5	505.2	123.4	(407.7)	1,036.4
Total Equity	1,491.2	2,062.1	324.1	(2,386.2)	1,491.2

TOTAL LIABILITIES AND EQUITY	$2,306.7	$2,567.3	$447.5	$(2,793.9)	$2,527.6

HALYARD HEALTH, INC. AND SUBSIDIARIES

CONDENSED COMBINED CONSOLIDATING BALANCE SHEETS

(in millions)

	As of December 31, 2013
	Parent	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated and Combined
ASSETS
Current Assets
Cash and cash equivalents	$—	$3.1	$41.0	$—	$44.1
Accounts receivable, net	—	159.2	60.9	(16.8)	203.3
Inventories	—	236.9	48.7	—	285.6
Current deferred income taxes and other current assets	—	50.2	1.9	—	52.1

Total Current Assets	—	449.4	152.5	(16.8)	585.1
Property, Plant and Equipment, Net	—	193.8	131.1	—	324.9
Investment in Consolidated Subsidiaries	—	716.4	—	(716.4)	—
Goodwill	—	1,372.8	57.3	—	1,430.1
Other Intangible Assets, net	—	124.1	17.1	—	141.2
Other Assets	—	1.1	1.6	—	2.7

TOTAL ASSETS	$—	$2,857.6	$359.6	$(733.2)	$2,484.0

LIABILITIES AND EQUITY
Current Liabilities
Debt payable within one year	$—	$2.9	$9.0	$—	$11.9
Trade accounts payable	—	113.6	21.7	(16.8)	118.5
Accrued expenses	—	140.5	39.5	—	180.0

Total Current Liabilities	—	257.0	70.2	(16.8)	310.4
Other Long-Term Liabilities	—	87.6	6.9	—	94.5

Total Liabilities	—	344.6	77.1	(16.8)	404.9
Total Equity	—	2,513.0	282.5	(716.4)	2,079.1

TOTAL LIABILITIES AND EQUITY	$—	$2,857.6	$359.6	$(733.2)	$2,484.0

HALYARD HEALTH, INC. AND SUBSIDIARIES

CONDENSED COMBINED CONSOLIDATING STATEMENTS OF CASH FLOWS

(in millions)

	Year Ended December 31, 2014
	Parent	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated and Combined
Operating Activities

Cash Provided by Operating Activities	$—	$41.9	$106.0	$—	$147.9

Investing Activities
Capital expenditures	—	(70.8)	(7.7)	—	(78.5)
Deposit received on pending sale of assets	—	—	7.8	—	7.8

Cash (Used in) Provided by Investing Activities	—	(70.8)	0.1	—	(70.7)

Financing Activities
Intercompany contributions	66.7	(48.4)	(18.3)	—	—
Debt proceeds	636.1	—	1.9	—	638.0
Debt issuance costs	(11.8)	—	—	—	(11.8)
Debt repayments	—	(2.9)	(10.9)	—	(13.8)
Spin-off cash distribution to Kimberly-Clark	(680.0)	—	—	—	(680.0)
Net transfers from (to) Kimberly-Clark	90.2	77.4	(74.3)	—	93.3
Other	—	3.5	—	—	3.5

Cash Provided by (Used in) Financing Activities	101.2	29.6	(101.6)	—	29.2

Effect of Exchange Rate on Cash and Cash Equivalents	—	0.1	(1.6)	—	(1.5)

Increase in Cash and Cash Equivalents	101.2	0.8	2.9	—	104.9
Cash and Cash Equivalents, Beginning of Period	—	3.1	41.0	—	44.1

Cash and Cash Equivalents, End of Period	$101.2	$3.9	$43.9	$—	$149.0

HALYARD HEALTH, INC. AND SUBSIDIARIES

CONDENSED COMBINED CONSOLIDATING STATEMENTS OF CASH FLOWS

(in millions)

	Year Ended December 31, 2013
	Parent	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated and Combined
Operating Activities

Cash Provided by Operating Activities	$—	$114.6	$109.2	$—	$223.8

Investing Activities
Capital expenditures	—	(36.0)	(13.0)	—	(49.0)
Cash outflows for acquisitions	—	(2.2)	—	—	(2.2)
Proceeds from dispositions of property	—	0.2	0.1	—	0.3

Cash Used in Investing Activities	—	(38.0)	(12.9)	—	(50.9)

Financing Activities
Debt proceeds	—	—	4.0	—	4.0
Debt repayments	—	(6.4)	(61.5)	—	(67.9)
Net transfers to Kimberly-Clark	—	(76.7)	(42.6)	—	(119.3)
Other	—	3.2	—	—	3.2

Cash Used in Financing Activities	—	(79.9)	(100.1)	—	(180.0)

Effect of Exchange Rate on Cash and Cash Equivalents	—	0.9	2.4	—	3.3

Decrease in Cash and Cash Equivalents	—	(2.4)	(1.4)	—	(3.8)
Cash and Cash Equivalents, Beginning of Period	—	5.5	42.4	—	47.9

Cash and Cash Equivalents, End of Period	$—	$3.1	$41.0	$—	$44.1

HALYARD HEALTH, INC. AND SUBSIDIARIES

CONDENSED COMBINED CONSOLIDATING STATEMENTS OF CASH FLOWS

(in millions)

	Year Ended December 31, 2012
	Parent	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated and Combined
Operating Activities

Cash Provided by Operating Activities	$—	$120.4	$82.2	$—	$202.6

Investing Activities
Capital expenditures	—	(30.3)	(10.5)	—	(40.8)
Proceeds from the dispositions of property	—	0.3	0.2	—	0.5

Cash Used in Investing Activities	—	(30.0)	(10.3)	—	(40.3)

Financing Activities
Debt proceeds	—	—	7.1	—	7.1
Debt repayments	—	(10.2)	(21.0)	—	(31.2)
Net transfers to Kimberly-Clark	—	(79.7)	(34.0)	—	(113.7)
Other	—	3.9	—	—	3.9

Cash Used in Financing Activities	—	(86.0)	(47.9)	—	(133.9)

Effect of Exchange Rate on Cash and Cash Equivalents	—	0.4	(1.0)	—	(0.6)

Increase in Cash and Cash Equivalents	—	4.8	23.0	—	27.8
Cash and Cash Equivalents, Beginning of Period	—	0.7	19.4	—	20.1

Cash and Cash Equivalents, End of Period	$—	$5.5	$42.4	$—	$47.9